Taxes (Details) - Schedule of statutory rates to the Company’s effective tax rate		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Statutory Rates To The Company SEffective Tax Rate Abstract
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of preferential tax rates	[1]	(2.80%)	(3.80%)	(2.80%)
Eligible additional deduction		(3.30%)	(3.20%)	(2.70%)
Impact of different tax rates in other jurisdictions		1.30%
Non-taxable and exemptions		(3.30%)
Permanent differences	[2]	0.10%	0.60%	1.10%
Effective income tax rate		17.00%	18.60%	20.60%

[1]	Preferential tax rates for small and micro enterprises and high-tech entities.
[2]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.